Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total assets of the VIE	¥ 199	¥ 219
Time deposits, total	28,907	24,230	4,022
Restricted cash	¥ 925	¥ 573	¥ 566
Net actuarial gain and losses	20.00%
Long term contracts for revenue recognition	2.20%	2.10%	1.90%
Deferred tax benefit	50.00%
Weighted average number of shares outstanding, basic	1,271,778,025	1,271,985,454	1,275,574,702
Potentially dilutive shares outstanding	0	0	0
Minimum [Member]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum [Member]
Defined benefit plan amortization of gains losses in percentage	20.00%
Japan [Member]
Number of plants	20
United States [Member]
Number of plants	12
Building [Member]
Property, plant and equipment, useful life, minimum	10
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment [Member]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	14